ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Accounts Receivable Net Current	$ 22,147		$ 22,147		$ 83,097	$ 191,601
Sales revenue	$ 1,019,520	$ 183,473	$ 1,244,983	$ 380,325	735,717	1,030,113
Partner 2
Sales revenue					$ 84,500	$ 0
Concentration Risk Percentage					11.00%	0.00%
Ovation Pharma [Member]
Sales revenue					$ 0	$ 100,000
Partner 1
Sales revenue					$ 102,300	$ 0
Concentration Risk Percentage					14.00%	0.00%
Tramorgan [Member]
Sales revenue					$ 0	$ 0
Retailer 1
Sales revenue					$ 131,900	$ 171,600
Concentration Risk Percentage					18.00%	16.00%
Partner 3
Sales revenue					$ 0	$ 175,000
Concentration Risk Percentage					0.00%	17.00%
Partner 4
Sales revenue					$ 50,000	$ 245,380
Concentration Risk Percentage					0.00%	23.00%
Accounts Receivable [Member] | Partner 2
Concentration Risk Percentage					0.00%
Accounts Receivable [Member] | Partner 1
Concentration Risk Percentage					54.00%
Accounts Receivable [Member] | Retailer 1
Concentration Risk Percentage					19.00%	11.00%
Accounts Receivable [Member] | Partner 3
Concentration Risk Percentage						44.00%
Accounts Receivable [Member] | Partner 4
Concentration Risk Percentage						27.00%